THE JPM PIERPONT FUNDS
Supplement dated July 30, 1997, as applicable to the following Prospectuses:

The JPM Pierpont Funds, dated 2/28/97
The JPM Pierpont Prime Money Market Fund, dated 2/28/97
The JPM Pierpont Federal Money Market Fund, dated 2/28/97
The JPM Pierpont Tax Exempt Money Market  Fund,  dated  12/27/96
The JPM Pierpont Short Term Bond Fund,  dated 2/28/97
The JPM Pierpont Bond Fund, dated 2/28/97
The JPM Pierpont Tax Exempt Bond Fund,  dated  12/27/96
The JPM Pierpont New York Total Return Bond Fund, dated 7/14/97
The JPM Pierpont Diversified Fund, dated 9/27/96
The JPM Pierpont U.S. Equity Fund, dated  9/27/96
The JPM Pierpont U.S. Small Company Fund,  dated 9/27/96
The JPM Pierpont International  Equity Fund, dated 2/28/97
The JPM Pierpont Emerging  Markets Equity Fund, dated 2/28/97
The JPM Pierpont European Equity Fund, dated 4/30/97
The JPM Pierpont Japan Equity Fund, dated 4/30/97
The JPM Pierpont Asia Growth Fund, dated 4/30/97
The JPM Pierpont International Opportunities Fund, dated 12/27/96 The JPM Pierpont Emerging Markets Debt Fund, dated 3/6/97
The JPM Pierpont U.S. small Company Opportunities Fund, dated 5/27/97



Effective July 31, 1997, the required minimum initial investment in each JPM Pierpont Fund is $2,500. The minimum subsequent investment is $500.

Please refer to "Purchase of Shares" for more information.

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[On reverse side-not a part of the Prospectus or Prospectus supplement]

                                                                 July 30, 1997

Dear JPM Pierpont Investor,

         Attached, you'll find a prospectus supplement that explains some important information about The JPM Pierpont Funds: the initial and subsequent investment amounts have been reduced. We're writing to let you know that these changes should provide additional flexibility for your investment program and enable you and other shareholders to take full advantage of the range of JPM Pierpont Funds. Please keep this supplement with your prospectus and call us toll-free at 1-800-521-5411 if you have any questions. We will be happy to help you.


Sincerely,


/s/ Ramon de Oliveira                       /s/ Keith M. Schappert
Ramon de Oliveira                           Keith M. Schappert
Chairman                                    President
Asset Management Services                   Asset Management Services
J.P. Morgan & Co. Incorporated              J.P. Morgan & Co. Incorporated